restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
restructuring and other costs
Goods and services purchased	$ 13	$ 16	$ 57	$ 45
Employee benefits expense	102	13	217	23
Total	115	29	274	68	$ 446	$ 240
Real estate rationalization-related restructuring impairments of property, plant and equipment			52	1
Restructuring
restructuring and other costs
Goods and services purchased	9	11	51	37
Employee benefits expense	95	13	143	23
Total	104	24	194	60
Other
restructuring and other costs
Goods and services purchased	4	5	6	8
Employee benefits expense	7		74
Total	$ 11	$ 5	$ 80	$ 8